SCHEDULE OF FINANCE INCOME EXPENSES NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest on deposits	$ 265	$ 108
Foreign exchange losses (gain), net	206	279	(34)
Bank fees	(15)	(10)	(9)
Finance income (expenses), net	$ 456	$ 377	$ (43)